Loans and Interest Receivable - Held for Sale (Details) - USD ($)	1 Months Ended		12 Months Ended
	Jul. 31, 2018	Nov. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and interest receivable, held for sale			$ 0	$ 6,398,000,000
Restructuring and other charges			309,000,000	132,000,000	$ 0
Revenue From Other Value Added Services | Consumer Receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Sale of financing receivable, consideration received		$ 39,000,000
Transaction and Loan Losses | Consumer Receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Sale of financing receivable, consideration received		$ 283,000,000
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Consumer Receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Sale of finance receivable, consideration received	$ 6,900,000,000
Proceeds from sale of finance receivable	6,500,000,000
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Consumer Receivables | Long-term Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and interest receivable, held for sale			0	$ 6,400,000,000
Noncash or part noncash divestiture, amount of consideration received	426,000,000
Noncash or part noncash divestiture, present value of consideration received	$ 261,000,000
Restructuring and other charges			$ 40,000,000